Right-of-use assets - Summary of Breakdown for Right-Of-Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 351,646	€ 459,341
Ending Balance	370,470	351,646
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	643,762	673,076
Additions	148,299	53,784
Disposals	(88,302)	(49,845)
Exchange differences	36,928	(33,017)
Reclassifications to assets held for sale		(236)
Disposition	(18,838)
Ending Balance	721,849	643,762
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(292,116)	(213,735)
Amortization	(105,779)	(108,510)
Impairments	(6,486)	(15,716)
Disposals	75,147	38,363
Exchange differences	(21,168)	7,329
Reclassifications to assets held for sale		153
Disposition	2,233
Reclassifications and other	(3,210)
Ending Balance	(351,379)	(292,116)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	347,877	455,025
Ending Balance	367,922	347,877
Land and buildings | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	636,332	665,738
Additions	147,372	52,051
Disposals	(86,612)	(48,392)
Exchange differences	37,071	(32,985)
Reclassifications to assets held for sale		(80)
Disposition	(18,838)
Ending Balance	715,325	636,332
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(288,455)	(210,713)
Amortization	(103,908)	(106,340)
Impairments	(6,486)	(15,716)
Disposals	73,546	36,925
Exchange differences	(21,123)	7,309
Reclassifications to assets held for sale		80
Disposition	2,233
Reclassifications and other	(3,210)
Ending Balance	(347,403)	(288,455)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	268	338
Ending Balance	123	268
Industrial and commercial equipment | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	705	616
Additions	18	96
Disposals	(151)	(7)
Ending Balance	572	705
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(437)	(278)
Amortization	(132)	(166)
Disposals	151	7
Exchange differences	(31)
Ending Balance	(449)	(437)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	164	286
Ending Balance	87	164
Plant and machinery | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	326	326
Disposals	(158)
Ending Balance	168	326
Plant and machinery | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(162)	(40)
Amortization	(73)	(122)
Disposals	155
Exchange differences	(1)
Ending Balance	(81)	(162)
Other tangible assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,337	3,692
Ending Balance	2,338	3,337
Other tangible assets | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	6,399	6,396
Additions	909	1,637
Disposals	(1,381)	(1,446)
Exchange differences	(143)	(32)
Reclassifications to assets held for sale		(156)
Ending Balance	5,784	6,399
Other tangible assets | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(3,062)	(2,704)
Amortization	(1,666)	(1,882)
Disposals	1,295	1,431
Exchange differences	(13)	20
Reclassifications to assets held for sale		73
Ending Balance	€ (3,446)	€ (3,062)